Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Operating activities
Net loss	$ (133,465)	$ (29,447)	$ (64,666)
Adjustments for items not affecting cash:
Share-based payments	1,707	1,768	1,821
Change in fair value of marketable securities	(4)	(41)	253
Realized gain on marketable securities	(1)	(306)	(90)
Depreciation (Note 6)	96	65	56
Accretion (Notes 9, 10 and 12, 13)	995	1,008	0
Loss on extinguishment of 2026 Notes and recognition of 2028 Notes	8,017
Cancellation of 2028 Warrants (Note 11)	(1,764)	137	(30,758)
Settlement of transaction costs on 2028 Notes	0	0	(240)
Impairment charge	0	0	51,884
Loss on extinguishment of royalty (Note 12)	1,023	0	0
Changes in fair value of US warrants (Note 14 and 19)	(74,410)	(7)	(1,243)
Performance based incentive payment	0	134	0
Unrealized loss on foreign exchange	(1,822)	4,272	696
Broker warrants issued in the New Equity Offering recorded in profit or loss	1,772	0	0
Other	0	0	15
Adjustments to reconcile profit (loss)	(19,293)	(11,330)	(13,664)
Changes in working capital:
Increase (decrease) in receivables	644	(229)	1,848
Increase in prepaid expenses and other assets	(140)	(204)	247
(Decrease) increase in accounts payable and accrued liabilities	2,238	(5,249)	(11,477)
Increase in deferred government loan	641	0	0
Cash used in operating activities	(15,910)	(17,012)	(23,046)
Investing activities
Payment (transfer) to / from restricted cash	0	888	(1,158)
Proceeds from sale of marketable securities (Note 8)	17	930	816
Exploration and evaluation expenditures	0	(36)	0
Additions to property, plant and equipment (Note 6)	(4,492)	(519)	(13,705)
Cash provided in investing activities	(4,475)	1,263	(14,047)
Financing activities
Proceeds from issuance of shares	0	1,221	19,960
Transaction costs	0	0	(284)
Proceeds from borrowings	4,706
Proceeds from exercise of warrants and stock options(Note 14)	5,022	0	0
Exercise of Convertible Notes	0	0	397
Payment of lease liability, net of interest	(50)	(42)	(43)
Cash provided by financing activities	55,695	11,899	36,537
Change in cash during the period	35,310	(3,850)	(556)
Effect of exchange rates	(3)	7	164
Cash, beginning of the period	3,717	7,560	7,952
Cash, end of period	39,024	3,717	7,560
April private placement [member]
Financing activities
Proceeds from issuing shares	4,679	0	0
Proceeds from October Private placement, net of cash transaction costs of $2,246 (Note 16)	4,679	0	0
October private placement [member]
Financing activities
Proceeds from issuing shares	46,071	0	0
Proceeds from October Private placement, net of cash transaction costs of $2,246 (Note 16)	46,071	0	0
The 2028 and 2027 notes [member]
Adjustments for items not affecting cash:
Interest expense	8,766	6,731	4,805
Changes in fair value of convertible notes (Note 11)	12,118	4,356	0
Loss on extinguishment of 2026 Notes and recognition of 2028 Notes	168,183	0	0
The 2026 notes [member]
Adjustments for items not affecting cash:
Changes in fair value of convertible notes (Note 11)	0	0	5,076
Financing activities
Repayment of borrowings	0	0	(48,036)
Interest settlement of 2026 Notes	0	0	(1,656)
The 2026 notes and recognition of the 2028 notes [member]
Adjustments for items not affecting cash:
Loss on extinguishment of 2026 Notes and recognition of 2028 Notes	0	0	18,727
Term loan [member]
Adjustments for items not affecting cash:
Interest expense	824	0	0
Government loan [member]
Adjustments for items not affecting cash:
Loss on extinguishment of 2026 Notes and recognition of 2028 Notes	(3,311)	0	0
Financing activities
Proceeds from government loans 2024 - net of repayments of $45 (Note 10)	(27)	5,222	250
Proceeds from borrowings	4,706
Short-term bridge loan [member]
Financing activities
Proceeds from borrowings	2,784	0	0
Repayment of borrowings	(2,784)	0	0
The 2027 notes [member]
Financing activities
Proceeds from borrowings	0	5,498	0
The 2028 notes [member]
Financing activities
Proceeds from borrowings	0	0	68,049
Settlement of transaction costs on 2028 Notes	$ 0	$ 0	$ (2,100)